Consolidated Balance Sheets - USD ($)	May 31, 2020	May 31, 2019
CURRENT ASSETS
Account receivables	$ 436,620
Deposits paid, prepayments and other receivables	2,518,698
Inventories	124,658
Due from a director	115,868
Due from a shareholder	51,458
Cash and cash equivalents	15,588
Total current assets	3,262,890
NON-CURRENT ASSETS
Operating lease right-of-use assets	192,741
Intangible assets	29,646
Total non-current assets	222,387
TOTAL ASSETS	3,485,277
CURRENT LIABILITIES
Account payables	156,955
Accrued expenses and other payables	3,735,680	1,431
Amount due to a director	26,302	12,781
Operating lease liabilities, net of current portion	83,044
Total current liabilities	4,001,981	14,212
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current portion	112,759
TOTAL LIABILITIES	4,114,740	14,212
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 490,000,000 and 50,000,000 shares authorized, 101,487,017 and 24,356,062 shares issued and outstanding as of May 31, 2020 and May 31, 2019 respectively	101,487	24,356
Additional paid-in capital		4,343
Accumulated other comprehensive income	7,215
Accumulated deficit	(738,165)	(42,911)
TOTAL STOCKHOLDERS' EQUITY	(629,463)	(14,212)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 3,485,277